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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13f Cover Page

            Report for the Calendar Year or Quarter Ended 3/31/2008

 If amended report check here:    [_]                  Amendment Number: ______

 This Amendment (Check only one): [_] is a restatement
                                  [_] adds new holding
                                      entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.

----------------------------------------------------------------------------
Business Address         (Street)       (City)         (State)         (Zip)
One West First Avenue, Suite 100
Conshohocken Pa, 19428

13F File Number: 28-11502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


    Anthony W. Soslow         President, Director          (610)567-0320
-------------------------------------------------------------------------------
          Name                      (Title)                   (Phone)


                                                      /s/ Anthony W. Soslow
                                                  ------------------------------
                                                   (Manual Signature of Person
                                                              Duly
                                                    Authorized to Submit This
                                                             Report)


                                                    Conshohocken, PA 4/8/2008
                                                   (Place and Date of Signing)

Report Type:

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       118

Form 13F Information Table Value Total: $637,359
                                       (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

    13F File No.:    Name:                  13F File No.:     Name:
    ---------------  -----------------      ----------------  ----------------

1.  28-                                 6.
    ---------------  -----------------      ----------------  ----------------

2.                                      7.
    ---------------  -----------------      ----------------  ----------------

3.                                      8.
    ---------------  -----------------      ----------------  ----------------

4.                                      9.
    ---------------  -----------------      ----------------  ----------------

5.                                      10.
    ---------------  -----------------      ----------------  ----------------

                                                                      4/30/2008


                                    COLUMN 2 COLUMN 3  COLUMN 4   COLUMN 5    COLUMN 6  COLUMN 7      COLUMN 8
                                    -------- --------- -------- ------------ ---------- -------- ------------------
                                                                                                  VOTING AUTHORITY
                                    TITLE OF            VALUE   SHRS OR PUT/ INVESTMENT  OTHER   ------------------
                                     CLASS    CUSIP    (x1000)  PRN AMT CALL DISCRETION MANAGERS  SOLE  SHARED NONE
                                    -------- --------- -------- ------- ---- ---------- -------- ------ ------ ----
AT&T Inc.                            Stock   00206r102   4,664  121,768         Sole      N/A    Shared
Abercrombie & Fitch                  Stock   2896207     2,487  33,998          Sole      N/A    Shared
Aeropostale, Inc.                    Stock   7865108    12,410  457,776         Sole      N/A    Shared
Aetna, Inc.                          Stock   00817y108   3,374  80,159          Sole      N/A    Shared
Akami Technologies                   Stock   00971t101     718  25,512          Sole      N/A    Shared
Alcoa, Inc.                          Stock   13817101    3,183  88,268          Sole      N/A    Shared
Altera                               Stock   021441100   1,106  60,000          Sole      N/A    Shared
AmSurg Corp.                         Stock   03232p405  12,543  529,685         Sole      N/A    Shared
America's Car-Mart, Inc.             Stock   03062t105     298  23,675          Sole      N/A    Shared
American Eagle Outfitters            Stock   02553e106   1,055  60,259          Sole      N/A    Shared
American Financial Group             Stock   025932104  10,431  408,103         Sole      N/A    Shared
Amerisafe, Inc.                      Stock   03071H100     223  17,650          Sole      N/A    Shared
Ametek, Inc.                         Stock   031100100  14,012  319,097         Sole      N/A    Shared
Amphenol Corp.                       Stock   032095101  12,907  346,491         Sole      N/A    Shared
Amtrust Financial Services Inc.      Stock   032359309     331  20,420          Sole      N/A    Shared
Anaren Inc.                          Stock   032744104     200  15,775          Sole      N/A    Shared
Anixter Intl Inc.                    Stock   035290105  15,650  244,386         Sole      N/A    Shared
Applied Industrial Technologies
  Inc.                               Stock   03820C105   7,928  265,225         Sole      N/A    Shared
Applied Materials                    Stock   038222105   3,676  188,411         Sole      N/A    Shared
Archer-Daniels- Midland Co           Stock   039483102   3,651  88,693          Sole      N/A    Shared
Avnet, Inc.                          Stock   053807103   3,825  116,857         Sole      N/A    Shared
Barnes Group, Inc.                   Stock   067806109     288  12,556          Sole      N/A    Shared
Barr Pharmaceuticals                 Stock   068306109     967  20,025          Sole      N/A    Shared
Berkley W. R. Corp.                  Stock   84423102   15,415  556,695         Sole      N/A    Shared
Buckle, Inc.                         Stock   118440106     252  5,625           Sole      N/A    Shared
Bunge Ltd.                           Stock   G16962105     695  8,000           Sole      N/A    Shared
CSX Corp.                            Stock   126408103     561  10,000          Sole      N/A    Shared
Carpenter Technology                 Stock   144285103   2,552  45,587          Sole      N/A    Shared
Ceradyne, Inc.                       Stock   156710105   2,946  92,187          Sole      N/A    Shared
Charlotte Russe Holding              Stock   161048108   4,716  271,975         Sole      N/A    Shared
Cigna Corp.                          Stock   125509109     811  20,000          Sole      N/A    Shared
Companhia Vale do Rio Doce           Stock   204412209   4,774  137,812         Sole      N/A    Shared
Consolidated Graphics Inc.           Stock   209341106   9,907  176,747         Sole      N/A    Shared
Coventry Healthcare                  Stock   222862104     605  15,000          Sole      N/A    Shared
Cummins Engine Inc.                  Stock   231021106     702  15,000          Sole      N/A    Shared
Dryships Inc.                        Stock   Y2109Q101     749  12,500          Sole      N/A    Shared
Dynamic Research Corp.               Stock   268057106     191  18,850          Sole      N/A    Shared
EZCORP, Inc.                         Stock   302301106     316  25,650          Sole      N/A    Shared
Eli Lilly & Co.                      Stock   532457108   3,001  58,164          Sole      N/A    Shared
Endo Pharmaceuticals Holdings Inc.   Stock   29264f205  12,587  525,756         Sole      N/A    Shared


                                    COLUMN 2 COLUMN 3  COLUMN 4    COLUMN 5     COLUMN 6  COLUMN 7      COLUMN 8
                                    -------- --------- -------- -------------- ---------- -------- ------------------
                                                                                                    VOTING AUTHORITY
                                    TITLE OF            VALUE    SHRS OR  PUT/ INVESTMENT  OTHER   ------------------
                                     CLASS    CUSIP    (x1000)   PRN AMT  CALL DISCRETION MANAGERS  SOLE  SHARED NONE
                                    -------- --------- -------- --------- ---- ---------- -------- ------ ------ ----
Forest Lab Inc.                      Stock   345838106   5,949  148,684           Sole      N/A    Shared
Fossil, Inc.                         Stock   349882100  13,375  437,939           Sole      N/A    Shared
Freeport- McMoRan Copper& Gold       Stock   35671D857   3,293  34,221            Sole      N/A    Shared
Gardner Denver Inc.                  Stock   365558105  10,372  279,577           Sole      N/A    Shared
Genco Shipping & Trading Ltd.        Stock   Y2685T107  13,289  235,490           Sole      N/A    Shared
General Dynamics                     Stock   369550108   4,598  55,149            Sole      N/A    Shared
Grant Prideco Inc.                   Stock   38821g101     615  12,500            Sole      N/A    Shared
Gulfmark Offshore Inc.               Stock   402269109   9,549  174,500           Sole      N/A    Shared
Gymboree Corp.                       Stock   403777105  24,151  605,584           Sole      N/A    Shared
H&E Equipment Services, Inc.         Stock   404030108     228  18,100            Sole      N/A    Shared
Health Net Inc.                      Stock   42222G108   5,042  163,701           Sole      N/A    Shared
Herbalife Ltd.                       Stock   G4412G101     808  17,000            Sole      N/A    Shared
Hewlett Packard                      Stock   428236103   2,648  57,991            Sole      N/A    Shared
Holly Corp.                          Stock   435758305     651  15,000            Sole      N/A    Shared
Hornbeck Offshore Services           Stock   440543106  21,687  474,861           Sole      N/A    Shared
Insite Vision Inc.                   Stock   457660108     138  212,461           Sole      N/A    Shared
International Business Machines      Stock   459200101   4,922  42,746            Sole      N/A    Shared
Jack in the Box Inc.                 Stock   466367109   7,248  269,740           Sole      N/A    Shared
Johnson & Johnson                    Stock   478160104     216  3,335             Sole      N/A    Shared
Johnson Controls                     Stock   478366107     824  24,375            Sole      N/A    Shared
Jos. A Bank Clothiers, Inc.          Stock   480838101   9,931  484,449           Sole      N/A    Shared
L-3 Communications                   Stock   502424104     735  6,725             Sole      N/A    Shared
Lincare Holdings                     Stock   532791100   9,976  354,903           Sole      N/A    Shared
Lincoln Electric Holdings, Inc.      Stock   533900106     887  13,750            Sole      N/A    Shared
MPS Group Inc.                       Stock   553409103  17,504  1,480,855         Sole      N/A    Shared
McDonalds                            Stock   580135101     226  4,050             Sole      N/A    Shared
Metalico Inc.                        Stock   591176102     258  26,300            Sole      N/A    Shared
Microsoft                            Stock   594918104     254  8,950             Sole      N/A    Shared
Murphy Oil                           Stock   626717102   2,797  34,056            Sole      N/A    Shared
Nash Finch Company                   Stock   631158102     204  6,000             Sole      N/A    Shared
National Oilwell Varco               Stock   637071101     183  3,140             Sole      N/A    Shared
Navigators Group Inc.                Stock   638904102   4,802  88,272            Sole      N/A    Shared
Nike Inc. Cl. B                      Stock   654106103   4,869  71,599            Sole      N/A    Shared
Noble Corp.                          Stock   G65422100   3,001  60,420            Sole      N/A    Shared
Nokia Corporation                    Stock   654902204   4,145  130,223           Sole      N/A    Shared
Nordstrom Inc.                       Stock   655664100     489  15,000            Sole      N/A    Shared
Nu Skin Enterprises Inc.             Stock   67018T105     353  19,575            Sole      N/A    Shared
OM Group Inc.                        Stock   670872100  19,522  357,942           Sole      N/A    Shared
Oil States Int'l                     Stock   678026105  10,355  231,086           Sole      N/A    Shared
Omnivision Technologies              Stock   682128103  10,087  599,710           Sole      N/A    Shared
Open Text Corp.                      Stock   683715106  17,560  560,833           Sole      N/A    Shared
OptionsXpress Holdings, Inc.         Stock   684010101   9,596  463,347           Sole      N/A    Shared
Oshkosh Truck Corp.                  Stock   688239201   4,901  135,085           Sole      N/A    Shared
Parker-Hannifin Corp.                Stock   701094104   1,169  16,875            Sole      N/A    Shared
Pfizer                               Stock   717081103   2,693  128,668           Sole      N/A    Shared


                                    COLUMN 2 COLUMN 3  COLUMN 4   COLUMN 5    COLUMN 6  COLUMN 7      COLUMN 8
                                    -------- --------- -------- ------------ ---------- -------- ------------------
                                                                                                  VOTING AUTHORITY
                                    TITLE OF            VALUE   SHRS OR PUT/ INVESTMENT  OTHER   ------------------
                                     CLASS    CUSIP    (x1000)  PRN AMT CALL DISCRETION MANAGERS  SOLE  SHARED NONE
                                    -------- --------- -------- ------- ---- ---------- -------- ------ ------ ----
Philadelphia Consolidated Hldg.      Stock   717528103   8,147  253,017         Sole      N/A    Shared
Polaris Industries, Inc.             Stock   731068102     615  15,000          Sole      N/A    Shared
Precision Castparts Corp.            Stock   740189105   1,021  10,000          Sole      N/A    Shared
Premier Global Services              Stock   740585104     165  11,526          Sole      N/A    Shared
ProAssurance Corp.                   Stock   74267c106   9,639  179,062         Sole      N/A    Shared
Reinsurance Group of America         Stock   759351109  18,637  342,340         Sole      N/A    Shared
SEI Corp.                            Stock   784117103     988  40,000          Sole      N/A    Shared
SMART Modular Technologies Inc.      Stock   G82245104     214  34,425          Sole      N/A    Shared
SPX Corp.                            Stock   784635104     735  7,007           Sole      N/A    Shared
Sandy Spring Bancorp Inc.            Stock   800363103     202  7,325           Sole      N/A    Shared
Scansource, Inc.                     Stock   806037107  16,726  462,166         Sole      N/A    Shared
School Specialty Inc.                Stock   807863105     256  8,125           Sole      N/A    Shared
Sciele Pharma Inc.                   Stock   808627103  13,768  706,030         Sole      N/A    Shared
Seabright Insurance Holdings         Stock   811656107   2,155  146,285         Sole      N/A    Shared
Seagate Technology                   Stock   G7945J104   4,662  222,659         Sole      N/A    Shared
Selective Insurance Group, Inc.      Stock   816300107     207  8,650           Sole      N/A    Shared
Sigma Designs Inc.                   Stock   826565103   4,959  218,740         Sole      N/A    Shared
Skechers USA Inc.                    Stock   830566105  13,552  670,558         Sole      N/A    Shared
Snap-on Inc.                         Stock   833034101   2,974  58,490          Sole      N/A    Shared
Stancorp Financial                   Stock   852891100  10,178  213,335         Sole      N/A    Shared
Steel Dynamics                       Stock   858119100  21,110  638,912         Sole      N/A    Shared
Stifel Financial Corp.               Stock   860630102   3,354  74,693          Sole      N/A    Shared
Super Micro Computer, Inc.           Stock   86800U104     199  23,775          Sole      N/A    Shared
Superior Energy Services Inc.        Stock   868157108   3,590  90,623          Sole      N/A    Shared
Synnex Corporation                   Stock   87162w100  16,006  754,307         Sole      N/A    Shared
Telefonos de Mexico SA               Stock   879403780   4,319  114,863         Sole      N/A    Shared
Toro Co.                             Stock   891092108  10,806  261,066         Sole      N/A    Shared
Trinity Industries Inc.              Stock   896522109   6,443  241,760         Sole      N/A    Shared
United Technologies                  Stock   913017109   4,492  65,266          Sole      N/A    Shared
VF Corp.                             Stock   918204108   1,128  14,550          Sole      N/A    Shared
Valero Energy Corp.                  Stock   91913y100   2,268  46,179          Sole      N/A    Shared
WellPoint, Inc.                      Stock   94973V107   2,253  51,046          Sole      N/A    Shared
World Acceptance Corp.               Stock   981419104   8,784  275,802         Sole      N/A    Shared